EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2011
EMPLOYEE BENEFITS
NOTE 14 - EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China.  The expense related to this plan was $4,467,855,  $6,378,917  and $8,661,442 for the years ended June 30, 2009, 2010 and 2011, respectively.